Notes to the unaudited interim condensed consolidated statement of financial position - Long-term Derivatives (Details)								1 Months Ended
	Jun. 30, 2026 EUR (€) € / shares shares	Jun. 12, 2026 EUR (€) € / shares shares	Jun. 01, 2026 EUR (€) € / shares shares	Dec. 31, 2025 EUR (€) € / shares shares	Apr. 01, 2024 € / shares shares	Jan. 04, 2024 EUR (€) € / shares shares	Nov. 28, 2022 EUR (€) D € / shares shares	Jan. 31, 2024 shares	Nov. 30, 2022 shares	Jul. 01, 2022 € / shares shares
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities | €	€ 13,051,000			€ 119,385,000
Lenders' warrants
Disclosure of detailed information about borrowings [line items]
Number of shares per warrant		1
Derivative financial liabilities | €	€ 3,500,000	€ 3,800,000
Lenders' warrants, Tranche A and B
Disclosure of detailed information about borrowings [line items]
Number of warrants issued		1,624,196
Lenders' warrants, Tranche C
Disclosure of detailed information about borrowings [line items]
Number of warrants issued		661,709
Derivatives | EIB warrants
Disclosure of detailed information about borrowings [line items]
Subscription price per warrant | € / shares										€ 0.01
Threshold trading days of warrants | D							90
Number of shares per warrant										1
Derivatives | EIB Warrants Tranche A
Disclosure of detailed information about borrowings [line items]
Subscription price per warrant | € / shares							€ 0.01
Number of warrants issued							2,266,023		2,266,023
Number of warrants outstanding			2,266,023	2,266,023			2,266,023
Number of shares per warrant			6.46	6.46			1
Stock price | € / shares			€ 4.19	€ 3.95			€ 4.13
Maturity (years)			8 years 6 months	8 years 10 months 24 days			12 years
Volatility			56.80%	56.20%			68.00%
Cap of the put option (k€) | €			€ 25,000	€ 25,000			€ 25,000
Unit Fair value (€) | €			29.24	26.92			4.18
Derivative financial liabilities | €			€ 66,256,000	€ 61,004,000			€ 9,469,000
Derivatives | EIB Warrants Tranche B
Disclosure of detailed information about borrowings [line items]
Subscription price per warrant | € / shares					€ 0.01
Number of warrants issued					3,144,654			3,144,654
Number of warrants outstanding			3,144,654	3,144,654		3,144,654
Number of shares per warrant			5.05	5.05	1	1
Stock price | € / shares			€ 4.19	€ 3.95		€ 4.12
Maturity (years)			9 years 7 months 6 days	10 years		12 years
Volatility			56.80%	56.20%		62.00%
Cap of the put option (k€) | €			€ 25,000	€ 25,000		€ 25,000
Unit Fair value (€) | €			19.62	18.57		3.76
Derivative financial liabilities | €			€ 61,698,000	€ 58,381,000		€ 11,809,000
Derivatives | Lenders' warrants
Disclosure of detailed information about borrowings [line items]
Number of warrants outstanding	1,624,196	1,624,196
Number of shares per warrant	1	1
Stock price | € / shares	€ 3.22	€ 3.42
Maturity (years)	10 years	10 years
Volatility	58.60%	58.90%
Risk free rate	3.70%	3.90%
Unit Fair value (€) | €	2.14	2.33
Derivative financial liabilities | €	€ 3,476,000	€ 3,784,000